Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt

Our debt consists of notes that are publicly traded, an ABL Revolver, term loans and other short-term borrowings. Our debt consisted of the following:

(Dollars in millions)	December 31, 2012	September 30, 2013
9% Senior subordinated notes, due November 2014	$367	—
10.75% Senior secured notes, due August 2016	179	—
7.75% Senior notes, due May 2021	—	250
Term Loan B-1, due April 2016	—	199
Term Loan B-2, due April 2020	—	467
ABL revolver, due April 2018	—	—
Other debt(1)	23	22

	569	938
Less: current portion(1)	(23)	(22)

	$546	$916

(1)	The other debt of $23 million as of December 31, 2012 consisted of $20 million related to our Poland filtration operations and $3 million related to our China filtration operations. The other debt of $22 million as of September 30, 2013 consisted of $20 million related to our Poland filtration operations and $2 million related to our China filtration operations.

Debt consists of the following:

	At December 31,
(Dollars in millions)	2011	2012
9% Senior subordinated notes, due November 2014	$367	$367
10.75% Senior secured notes, due August 2016	201	179
ABL revolver, due May 2017	110	—
Other debt(1)	20	23

	698	569
Less: Current portion(1)	(20)	(23)

	$678	$546

(1)	The debt as of December 31, 2011 excludes $20 million of notes payable in our Brake North America and Asia group, which is classified in current liabilities of discontinued operations and has rates ranging from 5.2% to 5.4%. The other debt of $20 million as of December 31, 2011 relates to our Poland operations. Our Poland operations in 2011 initiated a revolving credit facility with borrowings up to $20 million. The other debt of $23 million as of December 31, 2012 consist of $20 million related to our Poland operations with a rate of one month LIBOR plus 0.9 points and $3 million related to our filtration China operations.

Scheduled Maturities of Debt

Scheduled maturities of debt for each of the next five years and thereafter are as follows:

(Dollars in millions) Year	Amount
2013	$23
2014	367
2015	—
2016	179
2017	—
2018 and thereafter	—

Total debt	$569

Schedule of Fair Value of Debt, Net of Discount

The fair value framework requires the categorization of our debt into three levels based upon the assumptions (inputs) used to determine fair value. The fair value of debt and the categorization of the hierarchy level of fair value, net of discount, are as follows:

Fair Value of Debt at December 31, 2012

(Dollars in millions)	Book Value of Debt	Fair Value Factor	Fair Value of Debt
Senior subordinated notes, due November 2014(1)	$367	100.25%	$368
Senior secured notes, due August 2016(1)	179	108.43%	194
ABL revolver, due May 2017(2)	—	100%	—
Other debt(2)	23	100%	23

Total fair value of debt at December 31, 2012			$585

Fair Value of Debt at September 30, 2013

(Dollars in millions)	Book Value of Debt	Fair Value Factor	Fair Value of Debt
Senior notes, due May 2021(1)	$250	102.75%	$257
Term Loan B-1, due April 2016(1)	199	100.06%	199
Term Loan B-2, due April 2020(1)	467	99.56%	465
ABL revolver, due April 2018(2)	—	100%	—
Other debt(2)	22	100%	22

Total fair value of debt at September 30, 2013			$943

(1)	The fair value of the long-term debt was estimated based on quoted market prices obtained through broker or pricing services and categorized within Level 2 of the hierarchy. The fair value of our debt that is publicly traded in the secondary market is classified as Level 2 and is based on current market yields obtained through broker or pricing services.
(2)	The carrying value of fixed rate short-term debt approximates fair value because of the short term nature of these instruments, and the carrying value of the Company’s current floating rate debt instruments approximates fair value because of the variable interest rates pertaining to those instruments. The fair value of debt is categorized within Level 2 of the hierarchy.

The fair value of debt is as follows:

Fair Value of Debt at December 31, 2011

(Dollars in millions)	Book Value of Debt	Fair Value Factor	Fair Value of Debt
Senior subordinated notes, due November 2014(1)	$367	99.69%	$366
Senior secured notes, due August 2016(1)	201	109.06%	219
ABL revolver, due November 2015(2)	110	100%	110
Other debt(2)(3)	20	100%	20

Total fair value of debt at December 31, 2011(3)			$715

Fair Value of Debt at December 31, 2012

(Dollars in millions)	Book Value of Debt	Fair Value Factor	Fair Value of Debt
Senior subordinated notes, due November 2014(1)	$367	100.25%	$368
Senior secured notes, due August 2016(1)	179	108.43%	194
ABL revolver, due May 2017(2)	—	100%	—
Other debt(2)	23	100%	23

Total fair value of debt at December 31, 2012			$585

(1)	The fair value of the long-term debt was estimated based on quoted market prices obtained through broker or pricing services and categorized within Level 2 of the hierarchy. The fair value of our debt that is publicly traded in the secondary market is classified as Level 2 and is based on current market yields obtained through broker or pricing services.
(2)	The carrying value of fixed rate short-term debt approximates fair value because of the short term nature of these instruments, and the carrying value of the Company’s current floating rate debt instruments approximates fair value because of the variable interest rates pertaining to those instruments. The fair value of debt is categorized within Level 2 of the hierarchy.
(3)	The debt as of December 31, 2011 excludes $20 million of notes payable in our Brake North America and Asia group, which is classified in current liabilities of discontinued operations.

Schedule of Interest Rates and Fees

Level	Average Aggregate Availability	Base Rate Loans and Swingline Loans	LIBOR Loans
I	<$50,000,000	1.00%	2.00%
II	>$50,000,000 but < $100,000,000	0.75%	1.75%
III	>$100,000,000	0.50%	1.50%

The ABL Revolver, as amended on May 22, 2012, revises the applicable spread, as set forth below, for purposes of calculating the annual rate of interest applicable to outstanding borrowings under the U.S. Facility and the Canadian Facility.

Level	Average Aggregate Availability			Base Rate Loans and Canadian Prime Rate Loans	LIBOR Loans and Canadian BA Rate Loans
I	≤	$105,000,000		1.00%	2.00%
II	> ≤	$105,000,000 $210,000,000	but	0.75%	1.75%
III	>	$210,000,000		0.50%	1.50%

Summarizes Deferred Financing Activity

The following table summarizes the deferred financing activity from December 31, 2012 to September 30, 2013:

(Dollars in millions)
Balance at December 31, 2012	$15
Amortization	(3)
Write-off of unamortized deferred financing costs	(8)
Deferred financing costs	15

Balance at September 30, 2013	$19

The following table summarizes the deferred financing activity from December 31, 2010 to December 31, 2012:

(Dollars in millions)
As of December 31, 2010	$23
Amortization	(5)
Deferred financing costs	—

Balance at December 31, 2011	$18
Amortization	(4)
Write-off of unamortized deferred financing costs	—
Deferred financing costs	1

Balance at December 31, 2012	$15